Property and Equipment - Schedule of Changes in Property and Equipment (Details) - USD ($) $ in Thousands	12 Months Ended
	Mar. 31, 2020	Mar. 31, 2019
Disclosure of detailed information about property, plant and equipment [line items]
Opening net carrying amount	$ 10,921
Closing net carrying amount	9,234	$ 10,921
Land and Buildings
Disclosure of detailed information about property, plant and equipment [line items]
Opening net carrying amount	9,562	8,481
Exchange difference	(480)	(292)
Revaluation		1,745
Additions	30	207
Disposals		(449)
Adjustment of depreciation on disposal		367
Depreciation charge	(579)	(497)
Closing net carrying amount	8,533	9,562
Furniture, Fittings and Equipment
Disclosure of detailed information about property, plant and equipment [line items]
Opening net carrying amount	199	348
Exchange difference	(8)	(12)
Additions		16
Reclassification and other adjustments		(61)
Disposals	(2)	(56)
Adjustment of depreciation on disposal	1	39
Depreciation charge	(49)	(75)
Closing net carrying amount	141	199
Vehicles
Disclosure of detailed information about property, plant and equipment [line items]
Opening net carrying amount	549	698
Exchange difference	(29)	(43)
Additions		116
Reclassification and other adjustments		2
Disposals	(116)
Adjustment of depreciation on disposal	28
Depreciation charge	(132)	(224)
Closing net carrying amount	300	549
Machinery
Disclosure of detailed information about property, plant and equipment [line items]
Opening net carrying amount	601	476
Exchange difference	(7)	(12)
Additions	31	394
Adjustment on Adoption of IFRS 16	(243)
Disposals	(2)	(65)
Adjustment of depreciation on disposal	2	61
Depreciation charge	(131)	(253)
Closing net carrying amount	251	601
Total Property, Plant and Equipment
Disclosure of detailed information about property, plant and equipment [line items]
Opening net carrying amount	10,911	10,003
Exchange difference	(524)	(359)
Revaluation		1,745
Additions	61	733
Adjustment on Adoption of IFRS 16	(243)
Reclassification and other adjustments		(59)
Disposals	(120)	(570)
Adjustment of depreciation on disposal	31	467
Depreciation charge	(891)	(1,049)
Closing net carrying amount	$ 9,225	$ 10,911